SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit ESG Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.5%
Asia - 9.4%
Japan - 8.6%
Astellas Pharma, Inc.	4,500	69,333
Keyence Corp.	200	64,303
Recruit Holdings Co., Ltd.	3,100	80,077
Shiseido Co., Ltd.	1,100	64,650
Sony Corp., ADR	1,925	113,922
Terumo Corp.	2,600	89,080

		481,365

Singapore - 0.8%
Singapore Technologies Engineering, Ltd.	21,500	47,038

Europe - 31.9%
France - 0.9%
Safran SA, ADR	900	19,629
Sanofi, ADR	700	30,604

		50,233

Germany - 4.9%
adidas AG, ADR	650	72,455
Allianz SE, ADR *	8,800	149,160
Siemens AG, ADR	1,175	49,350

		270,965

Ireland - 4.9%
Accenture, PLC	575	93,874
CRH, PLC, ADR	1,200	32,208
Ingersoll Rand, PLC *	1,235	30,628
Trane Technologies, PLC	1,400	115,626

		272,336

Spain - 4.0%
Iberdrola SA, ADR	4,050	157,575
Industria de Diseno Textil SA	2,575	66,728

		224,303

Switzerland - 8.8%
Logitech International SA	1,550	66,542
Lonza Group AG	320	131,624
Nestle SA, ADR	1,425	146,761
Novartis AG, ADR	1,800	148,410

		493,337

United Kingdom - 8.4%
AstraZeneca, PLC, ADR	2,950	131,747
BAE Systems, PLC, ADR	2,300	58,765
Coca-Cola European Partners, PLC	2,100	78,813
Diageo, PLC, ADR	785	99,789
RELX, PLC, ADR	4,700	100,580

		469,694

Name of Issuer	Quantity	Fair Value ($)

North America - 54.2%
Canada - 1.0%
Suncor Energy, Inc.	3,500	55,300

United States - 53.2%
3M Co.	400	54,604
Adobe, Inc. *	410	130,478
Allstate Corp.	675	61,918
Alphabet, Inc. - Class A *	125	145,244
Apple, Inc.	800	203,432
Baxter International, Inc.	850	69,011
Boston Scientific Corp. *	1,650	53,839
ConocoPhillips	1,250	38,500
Ecolab, Inc.	775	120,768
Facebook, Inc. *	845	140,946
FedEx Corp.	90	10,913
Goldman Sachs Group, Inc.	600	92,754
Home Depot, Inc.	745	139,099
Intel Corp.	2,125	115,005
Johnson & Johnson	975	127,852
JPMorgan Chase & Co.	1,075	96,782
Lockheed Martin Corp.	185	62,706
Microsoft Corp.	2,000	315,420
NIKE, Inc.	925	76,534
PepsiCo, Inc.	875	105,087
salesforce.com, Inc. *	850	122,383
Starbucks Corp.	1,600	105,184
T Rowe Price Group, Inc.	1,175	114,739
TJX Cos., Inc.	1,380	65,978
UnitedHealth Group, Inc.	500	124,690
Verizon Communications, Inc.	2,600	139,698
Visa, Inc.	875	140,980

		2,974,544

Total Common Stocks (cost: $4,649,264)		5,339,115

Short-Term Securities - 3.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	180,442	180,442

(cost: $180,442)

Total Investments in Securities - 98.7% (cost: $4,829,706)		5,519,557
Other Assets and Liabilities, net - 1.3%		69,882

Total Net Assets - 100.0%		$5,589,439

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	18.4%
Health Technology	15.2
Consumer Non-Durables	11.5
Finance	9.2
Electronic Technology	8.0
Producer Manufacturing	7.9
Consumer Services	6.2
Retail Trade	3.7
Consumer Durables	3.2
Utilities	2.8
Communications	2.5
Health Services	2.2
Process Industries	2.2
Energy Minerals	1.7
Non-Energy Minerals	0.6
Transportation	0.2
Short-Term Securities	3.2

98.7
Other Assets and Liabilities, net	1.3

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Canada	55,300	—	—	55,300
France	50,233	—	—	50,233
Germany	270,965	—	—	270,965
Ireland	272,336	—	—	272,336
Japan	113,922	367,443	—	481,365
Singapore	—	47,038	—	47,038
Spain	157,575	66,728	—	224,303
Switzerland	361,713	131,624	—	493,337
United Kingdom	469,694	—	—	469,694
United States	2,974,544	—	—	2,974,544
Short-Term Securities	180,442	—	—	180,442

Total:	4,906,724	612,833	—	5,519,557

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2